Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 45,874	$ 45,874
Ending balance	45,392	45,874
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,997)	(2,401)
Effect of movements in foreign exchange	127	(139)
Amortization	(249)	(498)
Disposals	30	89
Disposals through the sale of subsidiaries	30
Transfer (to)/from other asset categories and other movements1	(11)	(48)
Ending balance	(3,070)	(2,997)
At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	48,871	47,191
Effect of movements in foreign exchange	(892)	1,286
Acquisitions through business combinations	67	417
Acquisitions and expenditures	438	312
Disposals	(71)	(191)
Disposals through the sale of subsidiaries	(47)
Transfer (to)/from other asset categories and other movements1	95	(144)
Ending balance	48,462	48,871
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		43,370
Ending balance	42,667
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(32)
Effect of movements in foreign exchange	0
Amortization	0
Disposals	0
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements1	0
Ending balance	(32)	(32)
Brands [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	43,402
Effect of movements in foreign exchange	(698)
Acquisitions through business combinations	35
Acquisitions and expenditures	0
Disposals	(27)
Disposals through the sale of subsidiaries	(14)
Transfer (to)/from other asset categories and other movements1	0
Ending balance	42,699	43,402
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		1,525
Ending balance	1,861
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,379)
Effect of movements in foreign exchange	57
Amortization	(86)
Disposals	21
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements1	(7)
Ending balance	(1,394)	(1,379)
Commercial intangibles [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,904
Effect of movements in foreign exchange	(78)
Acquisitions through business combinations	30
Acquisitions and expenditures	356
Disposals	(29)
Disposals through the sale of subsidiaries	0
Transfer (to)/from other asset categories and other movements1	72
Ending balance	3,255	2,904
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		705
Ending balance	601
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(1,472)
Effect of movements in foreign exchange	64
Amortization	(147)
Disposals	2
Disposals through the sale of subsidiaries	28
Transfer (to)/from other asset categories and other movements1	0
Ending balance	(1,525)	(1,472)
Software [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,177
Effect of movements in foreign exchange	(94)
Acquisitions through business combinations	0
Acquisitions and expenditures	27
Disposals	0
Disposals through the sale of subsidiaries	(29)
Transfer (to)/from other asset categories and other movements1	45
Ending balance	2,126	2,177
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		274
Ending balance	262
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(114)
Effect of movements in foreign exchange	5
Amortization	(16)
Disposals	7
Disposals through the sale of subsidiaries	2
Transfer (to)/from other asset categories and other movements1	(4)
Ending balance	(120)	(114)
Other [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	388
Effect of movements in foreign exchange	(22)
Acquisitions through business combinations	2
Acquisitions and expenditures	55
Disposals	(15)
Disposals through the sale of subsidiaries	(4)
Transfer (to)/from other asset categories and other movements1	(22)
Ending balance	$ 382	$ 388